Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets [Line Items]
Trade	$ 343,959	$ 412,662
Egypt insurance recovery	50,000	0
Value-added and other tax receivables	44,408	37,823
Egypt gas contract recoveries	0	6,227
Other	50,354	57,856
Trade and other receivables	488,721	$ 514,568
Methanex
Assets [Line Items]
Egypt insurance recovery	$ 25,000